Commitments and Contingencies - Schedule of Commitments, Guarantees and Contingent Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Contingent Liabilities [Line Items]
Guarantees	€ 107,326	€ 112,614
Unsecured Guarantees
Disclosure Of Contingent Liabilities [Line Items]
Guarantees	€ 107,326	€ 112,614